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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07324

Gardner Lewis Investment Trust
(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

CT Corporation System

155 Federal Street, Suite 700 Boston, MA 02110
(Name and Address of Agent for Service)

With a copy to:
Patricia M. Plavko
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

and

John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
A member Firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Registrant's telephone number, including area code:	(610) 558-2800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Item 1.	Schedule of Investments.

The Chesapeake Core Growth Fund
Schedule of Investments
July 31, 2015 (Unaudited)

Common Stocks - 90.3%	Shares	Value
Consumer Discretionary - 26.7%
Auto Components - 0.7%
Magna International, Inc.	3,656	$198,740

Hotels, Restaurants & Leisure - 1.4%
Starbucks Corp.	6,695	387,841

Internet & Catalog Retail - 4.3%
Amazon.com, Inc. *	2,271	1,217,597

Media - 13.4%
Liberty Broadband Corp. - Series A *	2,330	125,750
Liberty Broadband Corp. - Series C *	3,017	161,500
Liberty Global plc - Class A *	15,620	819,425
Liberty Media Corp. - Series A *	11,500	434,700
Liberty Media Corp. - Series C *	12,070	455,039
Scripps Networks Interactive, Inc. - Class A	6,059	379,173
Time Warner, Inc.	7,076	622,971
Walt Disney Co. (The)	6,448	773,760
		3,772,318
Specialty Retail - 4.6%
Restoration Hardware Holdings, Inc. *	6,496	659,084
TJX Cos., Inc. (The)	8,874	619,583
		1,278,667
Textiles, Apparel & Luxury Goods - 2.3%
Hanesbrands, Inc.	12,060	374,222
Ralph Lauren Corp.	2,197	276,580
		650,802
Consumer Staples - 2.6%
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	5,100	741,030

Energy - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
EOG Resources, Inc.	14,106	1,088,842
Occidental Petroleum Corp.	2,970	208,494
Pioneer Natural Resources Co.	1,915	242,765
		1,540,101

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 90.3% (Continued)	Shares	Value
Financials - 14.7%
Diversified Financial Services - 12.1%
Bank of America Corp.	67,560	$1,207,973
Citigroup, Inc.	21,394	1,250,693
MasterCard, Inc. - Class A	9,760	950,624
		3,409,290
Insurance - 1.5%
American International Group, Inc.	6,685	428,642

Real Estate Investment Trusts (REITs) - 1.1%
Crown Castle International Corp.	3,710	303,886

Health Care - 5.3%
Biotechnology - 0.6%
Vertex Pharmaceuticals, Inc. *	1,205	162,675

Health Care Providers & Services - 4.7%
Humana, Inc.	7,328	1,334,355

Industrials - 8.3%
Aerospace & Defense - 2.9%
Boeing Co. (The)	5,611	808,938

Airlines - 2.2%
Delta Air Lines, Inc.	6,282	278,544
Ryanair Holdings plc - ADR	4,573	338,905
		617,449
Industrial Conglomerates - 1.8%
General Electric Co.	19,206	501,276

Road & Rail - 1.4%
Old Dominion Freight Line, Inc. *	5,600	409,640

Information Technology - 27.2%
Internet Software & Services - 12.4%
Alibaba Group Holdings Ltd. - ADR *	3,365	263,614
Facebook, Inc. - Class A *	12,290	1,155,383
Google, Inc. - Class C *	1,848	1,156,127
LendingClub Corp. *	25,370	368,119
PayPal Holdings, Inc. *	11,155	431,699
Yahoo!, Inc. *	3,055	112,027
		3,486,969

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 90.3% (Continued)	Shares	Value
Information Technology - 27.2% (Continued)
Semiconductors & Semiconductor Equipment - 0.8%
ARM Holdings plc - ADR	4,680	$220,147

Software - 7.4%
Check Point Software Technologies Ltd. *	4,385	354,176
salesforce.com, inc. *	15,895	1,165,103
ServiceNow, Inc. *	1,765	142,083
Splunk, Inc. *	5,970	417,542
		2,078,904
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	15,200	1,843,760

Total Common Stocks (Cost $17,920,784)		$25,393,027

Money Market Funds - 8.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	1,137,164	$1,137,164
Fidelity Institutional Money Market Portfolio - Class I, 0.11% (a)	1,137,163	1,137,163
Total Money Market Funds (Cost $2,274,327)		$2,274,327

Total Investments at Value - 98.4% (Cost $20,195,111)		$27,667,354

Other Assets in Excess of Liabilities - 1.6%		445,348

Total Net Assets - 100.0%		$28,112,702

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of July 31, 2015.

See accompanying notes to Schedule of Investments.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments
July 31, 2015 (Unaudited)

1.	Securities Valuation

The Chesapeake Core Growth Fund’s (the “Fund”) securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$25,393,027	$-	$-	$25,393,027
Money Market Funds	2,274,327	-	-	2,274,327
Total	$27,667,354	$-	$-	$27,667,354

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of July 31, 2015, the Fund did not have any transfers into and out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of July 31, 2015. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions
Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax
The following information is computed on a tax basis for each item as of July 31, 2015:

Cost of portfolio investments	$20,681,093
Gross unrealized appreciation	$7,521,653
Gross unrealized depreciation	(535,392)
Net unrealized appreciation	$6,986,261

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2015, the Fund had 26.7% and 27.2%, respectively, of the value of its net assets invested in stocks within the Consumer Discretionary and Information Technology sectors.

The Chesapeake Growth Fund
Schedule of Investments
July 31, 2015 (Unaudited)

Common Stocks - 92.2%	Shares	Value
Consumer Discretionary - 26.7%
Auto Components - 0.7%
Magna International, Inc.	1,581	$85,943

Automobiles - 0.8%
Tesla Motors, Inc. *	378	100,605

Hotels, Restaurants & Leisure - 1.2%
Fiesta Restaurant Group, Inc. *	2,395	139,221

Internet & Catalog Retail - 4.3%
Amazon.com, Inc. *	980	525,427

Media - 12.0%
IMAX Corp. *	3,255	121,770
Liberty Broadband Corp. - Series A *	1,011	54,564
Liberty Broadband Corp. - Series C *	1,269	67,930
Liberty Global plc - Class A *	3,125	163,937
Liberty Media Corp. - Series A *	4,954	187,261
Liberty Media Corp. - Series C *	4,718	177,869
Scripps Networks Interactive, Inc. - Class A	1,790	112,018
Time Warner, Inc.	2,880	253,555
Walt Disney Co. (The)	2,610	313,200
		1,452,104
Specialty Retail - 4.4%
Restoration Hardware Holdings, Inc. *	2,783	282,363
TJX Cos., Inc. (The)	3,488	243,532
		525,895
Textiles, Apparel & Luxury Goods - 3.3%
Hanesbrands, Inc.	5,305	164,614
lululemon athletica, inc. *	1,885	118,491
Ralph Lauren Corp.	947	119,218
		402,323
Consumer Staples - 3.2%
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	2,205	320,387
PriceSmart, Inc.	685	66,383
		386,770

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 92.2% (Continued)	Shares	Value
Energy - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
EOG Resources, Inc.	3,292	$254,110
Occidental Petroleum Corp.	1,305	91,611
Pioneer Natural Resources Co.	1,525	193,324
		539,045
Financials - 13.6%
Banks - 2.0%
SVB Financial Group *	1,670	238,977

Diversified Financial Services - 10.5%
Bank of America Corp.	24,235	433,322
Citigroup, Inc.	7,269	424,945
MasterCard, Inc. - Class A	4,205	409,567
		1,267,834
Real Estate Investment Trusts (REITs) - 1.1%
Crown Castle International Corp.	1,600	131,056

Health Care - 5.3%
Biotechnology - 0.6%
Vertex Pharmaceuticals, Inc. *	520	70,200

Health Care Providers & Services - 4.7%
Humana, Inc.	3,167	576,679

Industrials - 10.3%
Aerospace & Defense - 2.7%
Boeing Co. (The)	2,245	323,662

Airlines - 2.2%
Delta Air Lines, Inc.	2,727	120,915
Ryanair Holdings plc - ADR	1,974	146,293
		267,208
Industrial Conglomerates - 1.5%
General Electric Co.	6,947	181,317

Machinery - 2.4%
Middleby Corp. (The) *	2,393	293,621

Road & Rail - 1.5%
Old Dominion Freight Line, Inc. *	2,415	176,657

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 92.2% (Continued)	Shares	Value
Information Technology - 27.7%
Internet Software & Services - 12.4%
Alibaba Group Holdings Ltd. - ADR *	1,280	$100,275
Facebook, Inc. - Class A *	5,295	497,783
Google, Inc. - Class C *	688	430,420
LendingClub Corp. *	10,860	157,579
PayPal Holdings, Inc. *	4,810	186,147
Yahoo!, Inc. *	1,330	48,771
Youku Tudou, Inc. - ADR *	4,225	81,965
		1,502,940
Semiconductors & Semiconductor Equipment - 2.9%
ARM Holdings plc - ADR	2,025	95,256
Mellanox Technologies Ltd. *	6,187	260,163
		355,419
Software - 8.4%
Check Point Software Technologies Ltd. *	1,885	152,252
FireEye, Inc. *	2,117	94,185
salesforce.com, inc. *	6,000	439,800
ServiceNow, Inc. *	760	61,180
Splunk, Inc. *	2,615	182,893
Zendesk, Inc. *	3,890	80,251
		1,010,561
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	3,931	476,830

Materials - 0.9%
Chemicals - 0.9%
Ashland, Inc.	995	113,748

Total Common Stocks (Cost $8,220,512)		$11,144,042

Money Market Funds - 7.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	426,097	$426,097

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Money Market Funds - 7.1% (Continued)	Shares	Value
Fidelity Institutional Money Market Portfolio - Class I, 0.11% (a)	426,096	$426,096
Total Money Market Funds (Cost $852,193)		$852,193

Total Investments at Value - 99.3% (Cost $9,072,705)		$11,996,235

Other Assets in Excess of Liabilities - 0.7%		87,900

Total Net Assets - 100.0%		$12,084,135

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of July 31, 2015.

See accompanying notes to Schedule of Investments.

The Chesapeake Growth Fund
Notes to Schedule of Investments
July 31, 2015 (Unaudited)

1.	Securities Valuation
The Chesapeake Growth Fund’s (the “Fund”) securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$11,144,042	$-	$-	$11,144,042
Money Market Funds	852,193	-	-	852,193
Total	$11,996,235	$-	$-	$11,996,235

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of July 31, 2015, the Fund did not have any transfers into and out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of July 31, 2015. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The Chesapeake Growth Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions
Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax
The following information is computed on a tax basis for each item as of July 31, 2015:

Cost of portfolio investments	$9,139,320
Gross unrealized appreciation	$3,090,189
Gross unrealized depreciation	(233,274)
Net unrealized appreciation	$2,856,915

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2015, the Fund had 26.7% and 27.7%, respectively, of the value of its net assets invested in stocks within the Consumer Discretionary and Information Technology sectors.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications from the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gardner Lewis Investment Trust

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	September 21, 2015

By (Signature and Title)		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	September 21, 2015